SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of revenues and net income from operations

	September 30, 2025	December 31, 2024
Asset:
Healthcare	$25,975,901	$21,298,866
Real Estate	547,705	576,478
Corporate, administration and other	1,085,910	2,050,335
Consolidated assets	$27,609,516	$23,925,679

	Three Months Ended September 30,
	2025	2024
Revenues:
Healthcare	$3,058,740	$1,355,641
Real Estate	–	–
Consolidated revenues	$3,058,740	$1,355,641

Cost of sales:
Healthcare	$1,149,161	$1,000,601
Real Estate	–	–
Consolidated cost of sales	$1,149,161	$1,000,601

Operating Expenses:
Healthcare
Depreciation expense	$762	$3,365
Selling, general and administrative	265,289	213,478
Total Healthcare	266,051	216,843
Real Estate	25	4,000
Corporate, administration and other expenses (a)	1,000,224	719,357
Consolidated operating expenses	$1,266,300	$940,200

Income (loss) from operations from subsidiaries:
Healthcare	$1,643,528	$138,197
Real Estate	(25)	(4,000)
Income from operations from subsidiaries	1,643,503	134,197
Loss from operations from Cardiff Lexington	(1,000,224)	(719,357)
Total income (loss) from operations	$643,279	$(585,160)

Income (loss) before taxes
Healthcare	$1,643,528	$138,197
Real Estate	(25)	(4,000)
Corporate, administration and other non-operating expenses (b)	(2,787,802)	(2,112,165)
Consolidated loss from continuing operations	$(1,144,299)	$(1,977,968)

	Nine Months Ended September 30,
	2025	2024
Revenues:
Healthcare	$8,763,314	$5,149,416
Real Estate	–	–
Consolidated revenues	$8,763,314	$5,149,416

Cost of sales:
Healthcare	$3,317,943	$2,741,765
Real Estate	–	–
Consolidated cost of sales	$3,317,943	$2,741,765

Operating Expenses:
Healthcare
Depreciation expense	$4,890	$10,096
Loss on disposal of fixed assets	12,593	–
Selling, general and administrative	852,978	658,456
Total Healthcare	870,461	668,552
Real Estate	29,143	8,836
Corporate, administration and other expenses (a)	2,748,877	2,255,914
Consolidated operating expenses	$3,648,481	$2,933,302

Income (loss) from operations from subsidiaries:
Healthcare	$4,574,910	$1,739,099
Real Estate	(29,143)	(8,836)
Income from operations from subsidiaries	4,545,767	1,730,263
Loss from operations from Cardiff Lexington	(2,748,877)	(2,255,914)
Total income (loss) from operations	$1,796,890	$(525,651)

Income (loss) before taxes
Healthcare	$4,573,313	$1,739,099
Real Estate	(29,143)	(8,836)
Corporate, administration and other non-operating expenses (b)	(7,365,641)	(4,011,608)
Consolidated loss from continuing operations	$(2,821,471)	$(2,281,345)

(a)	Corporate, administration and other operating expenses includes payroll, management fees, stock compensation, legal fees, accounting fees and public company/investor relations fees.

(b)	Corporate, administration and other non-operating expenses includes corporate selling, general and administrative expenses such as noted above as well as interest, amortization of notes payable discount and gain on settlement of debt.